LORD ABBETT RESEARCH FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

April 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:          Lord Abbett Research Fund, Inc.

1933 Act File No. 033-47641

1940 Act File No. 811-06650

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 38 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 30, 2007.

Please contact the undersigned at (201) 395-2676 if you have any questions or comments.

Sincerely yours,

/s/Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC